Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Potentially dilutive securities include:

	June 30, 2013	June 30, 2012

Warrants to purchase common stock	7,080,050	7,080,050
Commons stocks in the unit purchase option for underwriters	215,000	215,000
Options in the unit purchase option for underwriters to purchase common stock	215,000	215,000
Options to purchase common stock	60,000	60,000
Total potential dilutive securities	7,570,050	7,570,050